Investments in associates and joint ventures (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Current Assets	$ 562,836,000,000	$ 317,494,000,000
Non-current Assets	2,799,233,000,000	2,807,977,000,000
Current Liabilities	338,831,000,000	383,285,000,000
Non-current Liabilities	1,351,271,000,000	1,135,457,000,000
Net assets	3,362,069,000,000	3,125,471,000,000
Revenues	468,526,000,000	458,059,000,000	$ 462,486,000,000
Comprehensive loss for the year	196,118,000,000	(47,127,000,000)	315,903,000,000
Total comprehensive income / (loss)	195,316,000,000	(52,446,000,000)	309,244,000,000
Cash of operating activities	260,719,000,000	144,309,000,000	189,035,000,000
Net cash generated from / (used in) investing activities	(82,271,000,000)	116,065,000,000	136,966,000,000
Cash of financing activities	35,515,000,000	(266,206,000,000)	$ (420,214,000,000)
BHSA [Member]
Statement [Line Items]
Current Assets	1,766,165	2,277,728
Non-current Assets	1,698,791	860,495
Current Liabilities	2,989,440	2,588,620
Non-current Liabilities	10,594	59,334
Net assets	$ 464,922	$ 490,269
% ownership interest held	29.12%	29.89%
Interest in associate and joint venture	$ 135,385	$ 146,541
Goodwill and others	(1,545)	(1,837)
Book value	133,840	144,704
Revenues	985,517	2,446,515
Comprehensive loss for the year	46,554	136,357
Total comprehensive income / (loss)	46,554	136,357
Dividend distribution	(71,360)	402,351
Cash of operating activities	144,466	342,658
Net cash generated from / (used in) investing activities	(2,662)	(3,352)
Cash of financing activities	64,445	(65,939)
Changes in cash and cash equivalents	206,249	273,367
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Current Assets	4,562	2,994
Non-current Assets	20,101	14,966
Current Liabilities	1,350	1,009
Non-current Liabilities	6,883	5,121
Net assets	$ 16,430	$ 11,830
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 8,215	$ 5,915
Goodwill and others	288	290
Book value	8,503	6,205
Revenues	6,295	5,694
Comprehensive loss for the year	5,373	815
Total comprehensive income / (loss)	5,373	815
Dividend distribution	(774)	(1,232)
Cash of operating activities	3,027	1,203
Net cash generated from / (used in) investing activities	(1,693)	191
Cash of financing activities	(799)	(1,634)
Changes in cash and cash equivalents	$ 535	(240)
GCDI [Member]
Statement [Line Items]
Current Assets		39,052
Non-current Assets		124,995
Current Liabilities		92,175
Non-current Liabilities		65,197
Net assets		$ 6,675
% ownership interest held		27.39%
Interest in associate and joint venture		$ 1,828
Goodwill and others		(35)
Book value		1,793
Revenues		51,855
Comprehensive loss for the year		(16,870)
Total comprehensive income / (loss)		(11,010)
Dividend distribution		0
Cash of operating activities		(1,195)
Net cash generated from / (used in) investing activities		1,351
Cash of financing activities		(954)
Changes in cash and cash equivalents		$ (798)